Consolidated Statements of Shareholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized gain on investments [Member]
Shareholders Equity Parentheticals
Balance at end of period, unrealized gain on investments, tax impact	$ 0	$ 0	$ 0
Unfunded pension obligation [Member]
Shareholders Equity Parentheticals
Balance at end of period, unfunded pension obligation, tax impact	$ 9,744	$ 9,512	$ 8,804